Performance Management - Arena Strategic Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index, and the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index. The Bloomberg U.S. Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Updated performance information is available at the Fund’s website, https://www.arenaca.com/arena-strategic-income-fund, or by calling the Fund at 1-877-770-7760. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index, and the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	6.10%	Quarter Ended 03/31/2023
Lowest Calendar Quarter Return at NAV	(2.10)%	Quarter Ended 12/31/2025

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://www.arenaca.com/arena-strategic-income-fund
Performance Availability Phone [Text]	1-877-770-7760
Class I Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	6.10%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(2.10%)
Lowest Quarterly Return, Date	Dec. 31, 2025